Popular, Inc. (Holding company only) financial information (Statement of Condition) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and due from banks	$ 491,065	$ 388,311
Money market investments	11,640,880	3,262,286
Debt securities held-to-maturity	92,621	97,662
Equity securities	173,737	159,887
Allowance for loan losses	896,250	477,708	$ 569,348
Premises and equipment, net	510,241	556,650
Carrying value of equity method Investment	250,467	237,081
Total assets	65,926,000	52,115,324	47,604,577
Liabilities and Stockholders' Equity
Notes Payable	1,224,981	1,101,608
Other liabilities	73,560	46,296
Stockholders equity	6,028,687	6,016,779	$ 5,435,057	$ 5,103,905
Total liabilities and stockholders' equity	65,926,000	52,115,324
Popular, Inc. Holding Co.
Assets:
Cash and due from banks	69,299	55,956
Money market investments	111,596	221,598
Debt securities held-to-maturity	8,726	8,726
Equity securities	16,049	10,744
Other loans	31,473	32,027
Allowance for loan losses	311	410
Premises and equipment, net	5,322	3,893
Carrying value of equity method Investment	88,272	75,739
Other Asset	35,002	25,087
Total assets	6,697,156	6,676,425
Liabilities and Stockholders' Equity
Notes Payable	587,386	586,119
Other liabilities	81,148	73,596
Stockholders equity	6,028,622	6,016,710
Total liabilities and stockholders' equity	6,697,156	6,676,425
Popular, Inc. Holding Co. | BPPR and subsidiaries
Assets:
Investment in subsidiaries, at equity	4,327,188	4,233,046
Popular, Inc. Holding Co. | Popular North America and subsidiaries
Assets:
Investment in subsidiaries, at equity	1,733,411	1,749,518
Popular, Inc. Holding Co. | Other non-bank subsidiaries
Assets:
Investment in subsidiaries, at equity	$ 271,129	$ 260,501